OTHER NON-CURRENT LIABILITIES - Held for trading derivatives and asset retirement obligations (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) agreement	Dec. 31, 2015 JPY (¥) agreement	Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 JPY (¥) item	Dec. 31, 2016 USD ($) item	Jul. 15, 2016 item	Dec. 31, 2015 USD ($)
OTHER NON-CURRENT LIABILITIES
Gain (loss) on change in fair value of swaps	$ 248,000	$ 201,000	$ (641,000)
Fair value liabilities, balance beginning of the year	1,128,000
Fair value liabilities, balance end of the year	1,127,000	1,128,000
Asset retirement obligations incurred	(54,000,000)	4,800,000
Accretion expenses on asset retirement obligations	1,312,000	$ 108,000
Acquisition of solar parks in the USA
OTHER NON-CURRENT LIABILITIES
Number of solar parks acquired | item							23	23	23
Variable rate
OTHER NON-CURRENT LIABILITIES
Interest rate (as a percent)		5.02%					4.82%	4.82%
JPY 2,300 million and 1,570 million loan agreements
OTHER NON-CURRENT LIABILITIES
Principal		$ 34,443,000				$ 35,217,000
Gain (loss) on change in fair value of swaps	(30,000)	$ 204,000
Interest rate (as a percent)		2.93%			2.93%	2.93%
Fair value liabilities, balance beginning of the year	1,064,000	$ 1,255,000
Fair value effect during the year	30,000	(204,000)
Exchange difference	23,000	13,000
Fair value liabilities, balance end of the year	1,117,000	1,064,000	1,255,000
USD 5.65 million and 20.2 million loan agreements
OTHER NON-CURRENT LIABILITIES
Principal		19,764,000				$ 2,000,000
Gain (loss) on change in fair value of swaps	(54,000)	$ (3,000)
Interest rate (as a percent)		5.09%			5.09%	5.09%
Fair value liabilities, balance beginning of the year	64,000	$ 139,000
Repayment		(78,000)
Fair value effect during the year	(54,000)	3,000
Fair value liabilities, balance end of the year	$ 10,000	64,000	$ 139,000
USD 5.65 million loan agreement | Acquisition of solar parks in the USA
OTHER NON-CURRENT LIABILITIES
Number of loan agreements entered | agreement			3
Principal								$ 5,650,000
USD 5.65 million loan agreement | 3-month-USD Prime H 15 | Acquisition of solar parks in the USA
OTHER NON-CURRENT LIABILITIES
Interest rate basis			USD Federal Reserve statistical release H.15 ("Prime H.15")
USD 5.65 million loan agreement, first loan
OTHER NON-CURRENT LIABILITIES
Interest rate swap fixed rate							5.75%	5.75%
USD 5.65 million loan agreement, second loan
OTHER NON-CURRENT LIABILITIES
Principal						$ 2,000,000
Interest rate swap fixed rate					6.00%	6.00%	6.00%	6.00%
USD 5.65 million loan agreement, third loan
OTHER NON-CURRENT LIABILITIES
Interest rate swap fixed rate							6.27%	6.27%
USD 20.2 million loan agreement
OTHER NON-CURRENT LIABILITIES
Principal		$ 20,200,000				$ 20,200,000
Interest rate swap fixed rate		5.00%			5.00%	5.00%
Sky Solar Japan KK (SSJ) | JPY 2,300 million loan agreements
OTHER NON-CURRENT LIABILITIES
Number of loan agreements entered | agreement				2
Principal				¥ 2,300,000,000						$ 19,100,000
Sky Solar Japan KK (SSJ) | JPY 2,300 million loan agreements | 6-months JPY TIBOR
OTHER NON-CURRENT LIABILITIES
Interest rate basis				6-month Tokyo Interbank Offered Rate ("TIBOR")
Adjustment to interest rate basis (as a percent)				2.20%						2.20%
Sky Solar Japan KK (SSJ) | JPY 547.2 million loan agreement
OTHER NON-CURRENT LIABILITIES
Principal | ¥					¥ 547,200,000
Interest rate swap fixed rate					3.16%	3.16%
Sky Solar Japan KK (SSJ) | JPY 1,752.8 million loan agreement
OTHER NON-CURRENT LIABILITIES
Principal | ¥					¥ 1,752,800,000
Interest rate swap fixed rate					3.08%	3.08%
Sky Solar Japan KK (SSJ) | JPY 1,752.8 million loan agreement | 6-months JPY TIBOR
OTHER NON-CURRENT LIABILITIES
Adjustment to interest rate basis (as a percent)					2.20%	2.20%
Sky Solar Japan KK (SSJ) | JPY 1,570 million loan agreement
OTHER NON-CURRENT LIABILITIES
Number of loan agreements entered | agreement			1
Principal					¥ 1,570,000,000		¥ 1,570,000,000	$ 13,500,000
Interest rate swap fixed rate					2.68%	2.68%
Sky Solar Japan KK (SSJ) | JPY 1,570 million loan agreement | 6-months JPY TIBOR
OTHER NON-CURRENT LIABILITIES
Interest rate basis			6-month TIBOR
Adjustment to interest rate basis (as a percent)					2.00%	2.00%	2.00%	2.00%